Income(Loss) Per Share Data (Tables)	6 Months Ended
Jun. 30, 2011
Earnings Per Share [Abstract]
Schedule of Calculation of Numerator and Denominator in Earnings Per Share [Table Text Block]
	Six months ended June 30,
	2011	2010
	(unaudited)	(unaudited)
The following table sets forth the computation of basic and diluted income per share (in US dollars millions, except per share data):

Ordinary shares undistributed income/(losses)	658	(31)
E Ordinary shares undistributed income	2	-
Total undistributed income/(losses)	660	(31)

Ordinary shares distributed income	43	35
E Ordinary shares distributed income	-	-
Total distributed income	43	35

Numerator - Net income

Attributable to Ordinary shares	701	4
Attributable to E Ordinary shares	2	-
Total attributable to AngloGold Ashanti	703	4

Schedule of Weighted Average Number of Shares [Table Text Block]

	Six months ended June 30,
	2011	2010
	(unaudited)	(unaudited)
Denominator for basic income per ordinary share
Ordinary shares	381,377,232	362,413,862
Fully vested options(1)	1,517,717	1,063,772
Weighted average number of ordinary shares	382,894,949	363,477,634

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]

Effect of dilutive potential ordinary shares
Dilutive potential of stock incentive options(2)	1,125,147	-
Dilutive potential of convertible bonds(3)	-	-
Dilutive potential of E Ordinary shares	-	-
Denominator for diluted income per share – adjusted weighted average number of ordinary shares and assumed conversions	384,020,096	363,477,634

Weighted average number of E Ordinary shares used in calculation of basic and diluted income per E Ordinary share	2,723,866	3,483,676